                      LIFE CYCLE MUTUAL FUNDS/TM/, INC.




                          Life Cycle Equity Fund/TM/
                           Life Cycle Bond Fund/TM/
                     Life Cycle Retirement Income Fund/TM/
                          Life Cycle Harvest Fund/TM/






                              Semi-Annual Report
                               January 31, 1998

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Equity Fund
Portfolio of Investments - January 31, 1998
(Unaudited)

                                                                                      Value
     Shares                                                                          (Note 2)
------------------                                                                ------------
                      Common Stocks

                      Auto Parts & Equipment
         8,600        Genuine Parts Co.                                         $     285,413
                                                                                  ------------

                      Banks (Major Regional)
         4,400        Banc One                                                        245,850
         3,300        Fleet Financial Group, Inc.                                     236,362
         3,400        Keycorp.                                                        221,000
         3,700        National City Corp.                                             222,694
                                                                                  ------------
                                                                                      925,906
                                                                                  ------------
                      Chemicals
         2,200        Dow Chemical Co.                                                198,000
         3,700        Eastman Chemical Co.                                            220,381
                                                                                  ------------
                                                                                      418,381
                                                                                  ------------
                      Consumer (Non-Durable)
         1,000        Anheuser Busch Co., Inc.                                         44,938
                                                                                  ------------

                      Distributors (Food & Health)
         5,600        SuperValu, Inc.                                                 245,700
                                                                                  ------------

                      Electric Companies
         7,700        Carolina Power & Light Co.                                      312,812
         6,500        Consolidated Edison                                             268,531
         4,100        Duke Power Co., Inc.                                            222,169
         5,300        Florida Power & Light, Inc.                                     304,087
         5,600        General Public Utilities Corp.                                  220,150
        11,100        Southern Co.                                                    269,869
                                                                                  ------------
                                                                                    1,597,618
                                                                                  ------------
                      Electronics
         1,000        National Service Industries, Inc.                                50,000
                                                                                  ------------

                      Financial Services
         4,600        First Union Corp.                                               221,087
                                                                                  ------------

                      Financial (Diversified)
         4,000        American General Corp.                                          225,500
                                                                                  ------------

                      Insurance Brokers
         3,100        Marsh & McLennan Co.                                            229,012
                                                                                  ------------

                      Insurance (Multi-Line)
         3,000        Lincoln National Corp.                                          227,063
         4,400        Safeco Corp.                                                    219,725
                                                                                  ------------
                                                                                      446,788
                                                                                  ------------
                      Medical Equipment & Supplies
         5,000        Bard C.R., Inc.                                                 155,000
                                                                                  ------------

                      Metals (Diversified)
         3,800        Phelps Dodge Corp.                                              250,325
                                                                                  ------------

                      Natural Gas
         5,800        Eastern Enterprises                                             239,975
         5,600        Nicor, Inc.                                                     225,400
         6,200        Oneok, Inc.                                                     211,963
                      Natural Gas, (Continued)
         6,000        Pacific Enterprises                                       $     216,375
         5,300        People's Energy Corp.                                           200,075
                                                                                  ------------

                                                                                    1,093,788
                                                                                  ------------

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Equity Fund
Portfolio of Investments - January 31, 1998
(Unaudited)

                                                                                      Value
     Shares                                                                          (Note 2)
------------------                                                                ------------
                      Oil (Domestic Integrated)
         4,600        Phillips Petroleum Co.                                          202,400
                                                                                  ------------

                      Oil (International Integrated)
         2,200        Amoco Corp.                                                     179,025
         2,900        Chevron Corp.                                                   216,956
         3,700        Exxon Corp.                                                     219,456
         3,100        Mobil Corp.                                                     211,188
         4,200        Texaco, Inc.                                                    218,663
                                                                                  ------------
                                                                                    1,045,288
                                                                                  ------------
                      Paper & Forest Products
         6,200        Westvaco Corp.                                                  201,112
                                                                                  ------------

                      Photography
         3,700        Eastman Kodak Co.                                               241,425
                                                                                  ------------

                      Shelter
         1,000        Armstrong World Industries, Inc.                                 71,250
                                                                                  ------------

                      Telephone
         6,300        Alltel                                                          269,325
         5,400        Ameritech Corp.                                                 231,863
         4,300        BellSouth Corp.                                                 260,419
                                                                                  ------------
                                                                                      761,607
                                                                                  ------------

                      Total Common Stocks (Cost - $7,459,820)                       8,712,538
                                                                                  ------------

                      Cash Sweep Account

     1,243,760        Bank of New York Cash Reserve                                 1,243,760
                                                                                  ------------

                      Total Cash Sweep Account (Cost - $1,243,760)                  1,243,760
                                                                                  ------------

                      Total Investments (Cost - $8,703,580) (a)                 $   9,956,298
                                                                                  ============


                  (a) Represents cost for federal income tax purposes and
                      differs from value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation                                   $   1,296,436
                      Unrealized depreciation                                         (43,718)
                                                                                  ------------
                      Net unrealized appreciation                               $   1,252,718
                                                                                  ============

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Bond Fund
Portfolio of Investments - January 31, 1998
(Unaudited)

    Shares or
    Principal                                                                       Value
     Amount                                                                        (Note 2)
------------------                                                                ------------
                      U.S. Treasury Obligations

                      U.S. Treasury Notes                                       $
       20,000         4.75%, 10/31/98                                                  19,903
       20,000         5.50%, 2/28/99                                                   20,023
       25,000         6.00%, 8/1/99                                                    25,232
       75,000         5.875%, 6/30/00                                                  75,874
       90,000         5.50%, 12/31/00                                                  90,282
       80,000         5.625%, 2/28/01                                                  80,543
       75,000         5.75%, 8/15/03                                                   76,049
                                                                                  ------------

                      Total U.S. Treasury Obligations (Cost - $380,499)               387,906
                                                                                  ------------

                      Cash Sweep Account

       48,279         Bank of New York Cash Reserve                                    48,279
                                                                                  ------------

                      Total Cash Sweep Account (Cost - $48,279)                        48,279
                                                                                  ------------

                      Total Investments (Cost - $428,778) (a)                   $     436,185
                                                                                  ============




                  (a) Represents cost for federal income tax purposes and
                      differs from value by net unrealized appreciation of securities as follows:

                      Unrealized appreciation                                   $       7,407
                      Unrealized depreciation                                             ---
                                                                                  ------------
                      Net unrealized appreciation                               $       7,407
                                                                                  ============

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Retirement Income Fund
Portfolio of Investments - January 31, 1998
(Unaudited)

    Shares or
    Principal                                                                        Value
      Amount                                                                        (Note 2)
-------------------                                                               -----------
                         U.S. Treasury Obligations

                         U.S. Treasury Notes
        50,000           5.50%, 4/15/00                                         $     50,170
        25,000           6.00%, 8/15/99                                               25,232
        25,000           5.125%, 11/30/98                                             24,949
        40,000           5.50%, 12/31/00                                              40,125
        75,000           5.625%, 2/28/01                                              75,509
        55,000           5.75%, 10/31/00                                              55,522
        50,000           5.75%, 8/15/03                                               50,699
        25,000           6.00%, 10/15/99                                              25,271
                                                                                  -----------

                         Total U.S. Treasury Obligations (Cost-$342,227)             347,477
                                                                                  -----------

                         Cash Sweep Account

        33,710           Bank of New York Cash Reserve                                33,710
                                                                                  -----------

                         Total Cash Sweep Account (Cost-$33,710)                      33,710
                                                                                  -----------

                         Total Investments (Cost-$375,937) (a)                  $    381,187
                                                                                  ===========


                     (a) Represents cost for federal income tax purposes and
                         differs from value by net unrealized appreciation of securities as follows:

                         Unrealized appreciation                                $      5,250
                         Unrealized depreciation                                         ---
                                                                                  -----------
                         Net unrealized appreciation                            $      5,250
                                                                                  ===========

                See accompanying notes to financial statements.

LIFE CYCLE MUTUAL FUNDS, INC.
Life Cycle Harvest Fund
Portfolio of Investments - January 31, 1998
(Unaudited)

                                                                                         Value
      Shares                                                                            (Note 2)
-------------------                                                                   -----------
                          Cash Sweep Account

            682           Bank of New York Cash Reserve                             $        682
                                                                                      -----------

                          Total Cash Sweep Account  (Cost - $682)                            682
                                                                                      -----------

                          Total Investments (Cost - $682) (a)                       $        682
                                                                                      ===========

                      (a) Represents cost for federal income tax purposes and
                          financial reporting purposes.



                              See accompanying notes to financial statements.

Life Cycle Mutual Funds, Inc.
Statements of Assets and Liabilities
January 31, 1998 (Unaudited)

                                                                                          Retirement
                                                              Equity          Bond          Income          Harvest
ASSETS:                                                        Fund           Fund           Fund            Fund
                                                           -------------   ----------   --------------    -----------
   Investments, at value (Cost $8,703,580; $428,778;      $   9,956,298   $  436,185   $      381,187    $       682
   $375,937 and $682, respectively)
   Interest and dividends receivable                             31,489        6,340            6,465              3
   Unamortized organization expense                              17,957       17,994           14,171         18,740
   Receivable from Advisor                                      392,148       63,426           61,767         52,453
   Allowance against receivable from Advisor                   (392,148)     (46,464)         (43,970)       (43,196)
   Prepaid expenses and other assets
        Insurance                                                 6,063          306              281            117
        Miscellaneous                                               119       15,249            4,394              -
                                                           -------------   ----------   --------------    -----------
                       Total Assets                          10,011,926      493,036          424,295         28,799
                                                           -------------   ----------   --------------    -----------

LIABILITIES:
   Administration fee payable                                   272,642       13,579           13,482         12,797
   12b-1 fee payable                                             11,991          545              466              -
   Fund accounting fee payable                                      496           85               97              -
   Audit fee payable                                             40,866          905            2,918          2,974
   Organization expenses payable                                  9,431        9,431            9,431          9,430
   Directors' fee payable                                           361           16               14              -
   Custodian fee payable                                          1,755        1,689            1,667              -
   Legal fee payable                                              4,809          218              186              -
   Transfer agent fee payable                                     4,767        1,113              245            193
   Miscellaneous payables                                             -       11,250            8,365          9,605
                                                           -------------   ----------   --------------    -----------
                    Total Liabilities                           347,118       38,831           36,871         34,999
                                                           -------------   ----------   --------------    -----------
NET ASSETS                                                $   9,664,808   $  454,205   $      387,424    $    (6,200)
                                                           =============   ==========   ==============    ===========

NET ASSETS CONSIST OF:
   Capital Stock                                          $         723   $       49   $           42    $         -
   Additional paid in capital                                 8,344,650      487,900          421,355         35,825
   Accumulated undistributed net investment income/(loss)      (310,445)     (41,151)         (39,223)       (41,732)
   Accumulated realized gains/(losses) from investments         377,162            -                -           (293)
   Net unrealized appreciation/(depreciation)
    from investments                                          1,252,718        7,407            5,250              -
                                                           -------------   ----------   --------------    -----------
                                                          $   9,664,808   $  454,205   $      387,424    $    (6,200)
                                                           =============   ==========   ==============    ===========

   Shares of beneficial interest outstanding                    723,487       49,020           42,302            266
                                                           =============   ==========   ==============    ===========

   Net Asset Value per share and redemption price
    per share                                             $       13.36   $     9.27   $         9.16    $      0.00
                                                           =============   ==========   ==============    ===========


                See accompanying notes to financial statements

 Life Cycle Mutual Funds, Inc.
 Statements of Operations
 For the six months ended January 31, 1998
 (Unaudited)

                                                                                                 Retirement
                                                            Equity              Bond               Income             Harvest
                                                             Fund               Fund                Fund               Fund

                                                        ---------------    ----------------    ---------------    ----------------
INVESTMENT INCOME:
 Interest                                             $            405   $          11,395   $          9,900   $             987
 Dividend                                                      176,698               1,279              1,200               1,122
                                                        --------------     ---------------     --------------     ---------------
   Total  Income                                               177,103              12,674             11,100               2,109
                                                        --------------     ---------------     --------------     ---------------

EXPENSES:
 Advisory (Note 3)                                              36,405               1,749              1,536                 232
 Administration (Note3)                                        113,991               5,475              4,808                 726
 Custodian                                                       5,683               5,102              5,036               3,402
 Legal                                                           6,970                 327                286                  42
 Fund accounting                                                 1,071                 243                278                  27
 12b-1 distribution fees (Note 3)                               36,405               1,749              1,536                 232
 Amortization of organization expenses                           3,350               2,950              2,718               2,234
 Audit                                                          20,449               1,391              3,249                  45
 Registration                                                    2,823                 948                942                 535
 Transfer agent fees (Note 3)                                   16,880               1,936              1,582               1,222
 Directors' fees                                                 3,879                 892                873                 750
 Insurance                                                       4,548                 230                211                  87
 Miscellaneous                                                   7,693                 303                303                 563
                                                        --------------     ---------------     --------------     ---------------
   Total expenses before waivers                               260,147              23,295             23,358              10,097
    Less: expenses waived                                      (36,405)             (1,749)            (1,536)               (232)
    Less: expenses expected to be reimbursed by Advisor       (128,431)            (16,962)           (17,797)             (9,257)
    Allowance charged against receivable from Advisor          128,431                   -              3,882                   -
                                                        --------------     ---------------     --------------     ---------------
   Net Expenses                                                223,742               4,584              7,907                 608
                                                        --------------     ---------------     --------------     ---------------
Net Investment Income/(Loss)                                   (46,639)              8,090              3,193               1,501
                                                        --------------     ---------------     --------------     ---------------

REALIZED AND UNREALIZED GAINS/(LOSSES)
 ON INVESTMENTS
 Net realized gains/(losses) on investments                    378,997                   -                  -                  (1)
 Net change in unrealized appreciation/(depreciation)
        of investments                                          99,037               4,472              3,860                  32
                                                        --------------     ---------------     --------------     ---------------
NET REALIZED AND UNREALIZED GAINS
 /(LOSSES) ON INVESTMENTS:                                     478,034               4,472              3,860                  31
                                                        --------------     ---------------     --------------     ---------------

CHANGE IN NET ASSETS
 RESULTING FROM OPERATIONS                            $        431,395   $          12,562   $          7,053   $           1,532
                                                        ==============     ===============     ==============     ===============


                See accompanying notes to financial statements

 Life Cycle Mutual Funds, Inc.
 Statements of Changes in Net Assets


                                                               Equity Fund                                 Bond Fund
                                                   -------------------------------------      -------------------------------------
                                                      For the                                     For the
                                                     six months               Year              six months               Year
                                                       ended                 ended                 ended                ended
                                                     January 31,             July 31,            January 31,            July 31,
                                                        1998                  1997                 1998                  1997
                                                   ---------------       ---------------      ----------------      ---------------
                                                    (Unaudited)                                 (Unaudited)
OPERATIONS
 Net investment income/(loss)                     $       (46,639)     $       (140,422)    $           8,090      $       (37,816)
 Net realized gains/(losses) on investments               378,997               280,574                     -                    -
 Net change in unrealized appreciation/
    (depreciation) of investments                          99,037             1,236,697                 4,472                5,441
                                                   ---------------       ---------------      ----------------      ---------------
 Change in net assets resulting from operations           431,395             1,376,849                12,562              (32,375)
                                                   ---------------       ---------------      ----------------      ---------------

DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income                                     -                     -                (2,780)                   -
 In excess of net investment income                             -              (123,384)                    -               (8,645)
 From net realized gains                                 (258,460)             (140,470)                    -                    -
                                                   ---------------       ---------------      ----------------      ---------------
 Change in net assets from shareholder
    distributions                                        (258,460)             (263,854)               (2,780)              (8,645)
                                                   ---------------       ---------------      ----------------      ---------------

CAPITAL SHARE TRANSACTIONS
 Proceeds from sales of shares                            933,255             5,705,776                81,727              262,550
 Net asset value of shares issued to
    shareholders in reinvestment of dividends             285,348               204,665                 3,562                7,693
 Net asset value of shares redeemed                      (554,814)           (1,146,572)              (44,999)             (47,109)
                                                   ---------------       ---------------      ----------------      ---------------
 Change in net assets from capital share
    transactions                                          663,789             4,763,869                40,290              223,134
                                                   ---------------       ---------------      ----------------      ---------------

Change in net assets                                      836,724             5,876,864                50,072              182,114

NET ASSETS
 Beginning of year                                      8,828,084             2,951,220               404,133              222,019
                                                   ---------------       ---------------      ----------------      ---------------
 End of Period                                    $     9,664,808      $      8,828,084     $         454,205     $        404,133
                                                   ===============       ===============      ================      ===============


                See accompanying notes to financial statements

Life Cycle Mutual Funds, Inc.
Statements of Changes in Net Assets


                                                          Retirement Income Fund                          Harvest Fund
                                                   -------------------------------------      -------------------------------------
                                                      For the                                     For the
                                                     six months               Year              six months               Year
                                                       ended                 ended                 ended                ended
                                                    January 31,             July 31,            January 31,            July 31,
                                                        1998                  1997                 1998                  1997
                                                   ---------------       ---------------      ----------------      ---------------
                                                    (Unaudited)                                 (Unaudited)
OPERATIONS
 Net investment income/(loss)                    $          3,193      $        (30,138)    $           1,501     $        (30,625)
 Net realized gains/(losses) on investments                     -                     -                    (1)                   8
 Net change in unrealized appreciation/
  (depreciation) of investments                             3,860                 5,668                    32                  (32)
                                                   ---------------       ---------------      ----------------      ---------------
 Change in net assets resulting from operations             7,053               (24,470)                1,532              (30,649)
                                                   ---------------       ---------------      ----------------      ---------------

DISTRIBUTION TO SHAREHOLDERS
 From net investment income                                (2,328)                    -                (1,090)                   -
 In excess of net investment income                             -                (9,950)                    -              (11,518)
                                                   ---------------       ---------------      ----------------      ---------------
 Change in net assets from shareholder
  distributions                                            (2,328)               (9,950)               (1,090)             (11,518)
                                                   ---------------       ---------------      ----------------      ---------------

CAPITAL SHARE TRANSACTIONS
 Proceeds from sales of shares                             60,096               186,920               127,319            1,188,101
 Net asset value of shares issued to shareholders
  in reinvestment of dividends                              3,429                 9,205                 1,451                9,943
 Net asset value of shares redeemed                       (38,464)              (76,229)             (291,001)          (1,924,981)
                                                   ---------------       ---------------      ----------------      ---------------
 Change in net assets from capital share
  transactions                                             25,061               119,896              (162,231)            (726,937)
                                                   ---------------       ---------------      ----------------      ---------------

Change in net assets                                       29,786                85,476              (161,789)            (769,104)

NET ASSETS
 Beginning of year                                        357,638               272,162               155,589              924,693
                                                   ---------------       ---------------      ----------------      ---------------
 End of period                                   $        387,424      $        357,638     $          (6,200)    $        155,589
                                                   ===============       ===============      ================      ===============

                See accompanying notes to financial statements

LIFE CYCLE MUTUAL FUNDS,/TM/ INC.
Financial Highlights
For a share of beneficial interest outstanding throughout each period
Equity Fund

                                                           For the                                October 2,
                                                          six months               Year          1995 (a) (b)
                                                            ended                 ended            through
                                                         January 31,             July 31,          July 31,
                                                             1998                  1997              1996
                                                       -----------------     ----------------  -----------------
                                                          (Unaudited)
Net Asset Value, Beginning of Period                            $ 13.08             $ 10.68             $ 10.00
                                                       -----------------     ----------------  -----------------

Income from Investment Operations:
       Net investment income (loss)                               (0.04)              (0.16)               0.12
       Net realized and unrealized gains
         (losses) on investments                                   0.68                3.10                0.68
                                                       -----------------     ----------------  -----------------
      Total from Investment Operations                             0.64                2.94                0.80
                                                       -----------------     ----------------  -----------------

Less Distributions:
      Dividends from net investment income                         0.00                0.00               (0.12)
      Dividends in excess of net investment income                 0.00               (0.23)               0.00
      Distributions from net realized gains/(losses)              (0.36)              (0.31)               0.00
                                                       -----------------     ----------------  -----------------
      Total Distributions                                         (0.36)              (0.54)              (0.12)
                                                       -----------------     ----------------  -----------------

Net Asset Value, End of Period                                  $ 13.36             $ 13.08             $ 10.68
                                                       =================     ================  =================

Total Return                                                      1.82% (c)          28.13%               8.05% (c)

Net Assets, End of Period (in thousands)                        $ 9,665             $ 8,828             $ 2,951
Ratios to Average Net Assets of:
      Net investment income                                      (0.95%)(d)          (2.39%)              1.82% (d)
      Expenses net of waivers                                     4.57% (d)           6.44%               1.95% (d)
      Expenses before waivers*                                    5.32% (d)           8.10%               9.70% (d)

  Portfolio Turnover Rate                                        21.91%              60.59%             132.00%



-----------------------
(*) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Commencement of operations.
(b) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to July 31, 1996.
(c)   Not annualized.
(d)   Annualized.

LIFE CYCLE MUTUAL FUNDS,/(TM)/ INC.

Financial Highlights
For a share of beneficial interest outstanding throughout each period
Bond Fund


                                                                      For the                               October 4,
                                                                     six months              Year          1995 (a) (b)
                                                                       ended                ended            through
                                                                    January 31,            July 31,          July 31,
                                                                        1998                 1997              1996
                                                                  -----------------    ----------------   ----------------
                                                                     (Unaudited)
Net Assets Value, Beginning of Period                              $          8.94      $        9.82      $        10.00
                                                                  -----------------    ----------------   ----------------

Income from Investment Operations:
  Net investment income                                                       0.25              (0.73)               0.22
  Net realized and unrealized gains
     (losses) on securities                                                   0.14               0.15               (0.18)
                                                                  -----------------    ----------------   ----------------
     Total from Investment Operations                                         0.39              (0.58)               0.04
                                                                  -----------------    ----------------   ----------------

Distributions:
Dividends from net investment income                                         (0.06)              0.00               (0.22)
Dividends in excess of net investment income                                  0.00              (0.30)               0.00
                                                                  -----------------    ----------------   ----------------
Total Distributions                                                          (0.06)             (0.30)              (0.22)
                                                                  -----------------    ----------------   ----------------


Net Asset Value, End of Period                                              $ 9.27             $ 8.94              $ 9.82
                                                                  =================    ================   ================

Total Return                                                                 (5.77%)(c)         (6.20%)              0.39%(c)

Net Assets, End of Period (in thousands)                                    $  454              $ 404               $ 222
Ratios to Average Net Assets of:
     Net investment income                                                    3.44%(d)         (12.61%)              2.51%(d)
     Expenses net of waivers                                                  1.95%(d)          17.45%               1.95%(d)
     Expenses before waivers*                                                 9.91%(d)          19.10%              76.34%(d)

-----------------------
(*) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Commencement of operations.
(b) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to July 31, 1996.
(c)   Not annualized.
(d)   Annualized.

LIFE CYCLE MUTUAL FUNDS,/(TM)/ INC.
Financial Highlights
For a share of beneficial interest outstanding throughout each period Retirement Income Fund


                                                        For the                                    October 4,
                                                       six months                Year             1995 (a) (b)
                                                         ended                  ended               through
                                                      January 31,              July 31,             July 31,
                                                          1998                   1997                 1996
                                                   -----------------      -----------------    -----------------
                                                      (Unaudited)
Net Assets Value, Beginning of Period                        $ 8.92                 $ 9.76              $ 10.00
                                                   -----------------      -----------------    -----------------

Income from Investment Operations:
  Net investment income                                        0.18                  (0.70)                0.24
  Net realized and unrealized gains
     (losses) on securities                                    0.11                   0.16                (0.24)
                                                   -----------------      -----------------    -----------------
     Total from Investment Operations                          0.29                  (0.54)                0.00
                                                   -----------------      -----------------    -----------------

Distributions:
Dividends from net investment income                          (0.05)                  0.00                (0.24)
                                                   -----------------
Dividends in excess of net investment income                   0.00                  (0.30)                0.00
                                                   -----------------      -----------------    -----------------
Total Distributions                                           (0.05)                 (0.30)               (0.24)
                                                   -----------------      -----------------    -----------------


Net Asset Value, End of Period                               $ 9.16                 $ 8.92               $ 9.76
                                                   =================      =================    =================

Total Return                                                  (7.15%)(c)             (5.74%)              (0.02%)(c)

Net Assets, End of Period (in thousands)                     $  387                 $  358               $  272
Ratios to Average Net Assets of:
     Net investment income                                     1.55%(d)              (9.39%)               2.83%(d)
     Expenses net of waivers                                   3.83%(d)              14.44%                1.95%(d)
     Expenses before waivers*                                 11.32%(d)              16.09%               60.32%(d)


-----------------------
(*) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Commencement of operations.
(b) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to July 31, 1996.
(c)   Not annualized.
(d)   Annualized.

LIFE CYCLE MUTUAL FUNDS/TM/ INC.
Financial Highlights
For a share of beneficial interest outstanding throughout each period
Harvest Fund

                                                           For the                                    October 4,
                                                          six months                Year             1995 (a)(b)
                                                            ended                  ended               through
                                                          January 31,             July 31,             July 31,
                                                           1998(e)                  1997                 1996
                                                      -----------------      -----------------    -----------------
                                                         (Unaudited)
Net Assets Value, Beginning of Period                  $         7.86         $        10.00       $        10.00
                                                      -----------------      -----------------    -----------------

Income from Investment Operations:
  Net investment income                                          0.22                  (1.87)                0.20
  Net realized and unrealized gains
      (losses) on securities                                    (8.01)                 (0.01)                0.00
                                                      -----------------      -----------------    -----------------
      Total from Investment Operations                          (7.79)                 (1.88)                0.20
                                                      -----------------      -----------------    -----------------

Distributions:
Dividends from net investment income                            (0.07)                  0.00                (0.20)
Dividends in excess of net investment income                     0.00                  (0.26)                0.00
                                                      -----------------      -----------------    -----------------
Total Distributions                                             (0.07)                 (0.26)               (0.20)
                                                      -----------------      -----------------    -----------------


Net Asset Value, End of Period                         $         0.00         $         7.86       $        10.00
                                                      =================      =================    =================

Total Return                                                  (65.88%)(c)            (19.30%)               2.05%(c)

Net Assets, End of Period (in thousands)               $           (6)        $          156       $          925
Ratios to Average Net Assets of:
      Net investment income                                     4.82% (d)             (6.86%)               2.44%(d)
      Expenses net of waivers                                   1.95% (d)             11.62%                1.95%(d)
      Expenses before waivers*                                 32.40% (d)             13.27%               12.38%(d)



-----------------------
(*) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Commencement of operations.
(b) Per share amounts based on the average number of shares outstanding during the period from commencement of operations to July 31, 1996.
(c) Not annualized.
(d) Annualized.
(e) Based upon average shares outstanding for the period.

LIFE CYCLE MUTUAL FUNDS/TM/, INC.
Notes to Financial Statements
January 31, 1998
(Unaudited)

     1. DESCRIPTION. Life Cycle Mutual Funds/TM/, Inc. (i.e., The "Fund") was organized on June 25, 1995, and is registered under the Investment Company Act of 1940, as amended, as an open end, management investment company and currently consists of four separate investment portfolios (collectively the "Portfolios"): the Life Cycle Equity Fund/TM/ (the "Equity Fund"), the Life Cycle Bond (the "Bond Fund"), the Life Cycle Retirement Income Fund/TM/ (the "Retirement Income Fund"), and the Life Cycle Harvest Fund/TM/ (the "Harvest Fund"). The Portfolios are offered in connection with an age-based asset allocation program (the "Life Cycle Program") which is designed to meet the long-term retirement investment needs of individual investors. The Life Cycle Program is intended to manage investors' retirement assets by making disciplined age-based asset allocation decisions to achieve this overall objective. The Equity Fund's investment objective is to maximize investors' total return by investing in a portfolio of common stocks selected from the Standard & Poor's 500 Index on the basis of such stocks' ability to provide capital appreciation and generate dividend income. The Bond Fund's investment objective is to maximize income consistent with the preservation of capital. The Bond Fund intends to achieve its investment objective, with a low risk to capital, by investing in a laddered portfolio of bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, mortgage-backed securities, and investment-grade debt securities issued by corporations and banks. The Retirement Income Fund's investment objective is to maximize income consistent with the preservation of capital. The Retirement Income Fund intends to achieve its investment objective, with moderate risk to capital, by investing in a laddered portfolio of bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, mortgage-backed securities, and investment-grade debt securities issued by corporations and banks. The Harvest Fund seeks to earn income consistent with the preservation of capital. The Harvest Fund intends to achieve its investment objective by investing in a laddered portfolio of short-term bonds issued and backed by the full faith and credit of the U.S. Government and its agencies and instrumentalities, negotiable CD's, repurchase agreements, and short-term corporate debt securities.

     On October 7, 1997, sales of the Fund's shares were suspended by the Fund's distributor. At a meeting of the Fund's Board of Directors held on May 29, 1998, the Board determined that the continued operation of the Portfolios was not economically feasible or in the best interests of the Portfolios or their shareholders and adopted a Plan of Liquidation and Dissolution (the "Plan"). At the same meeting, the Board accepted the resignation of Benson White & Company ("the Advisor") as the Portfolios' investment advisor and appointed Wilmington Trust Company as the interim advisor (See also Notes 2F and 6).

     2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Fund:

  A. Portfolio Valuation. The net asset value per share of the Portfolios is calculated as of 4:00 P.M. (Eastern Time). Securities listed on an exchange are valued at the last sales price prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Over-the-counter securities are valued on the basis of the quoted bid price. Assets for which market quotations are not readily available are valued in accordance with procedures established by the Fund's Board of Directors, including use of an independent pricing service. Short-term securities with maturities of 60 days or less are valued at amortized cost, if their terms to maturity at purchase

LIFE CYCLE MUTUAL FUNDS/TM/, INC.
Notes to Financial Statements
January 31, 1998
(Unaudited)

were 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity at purchase exceeded 60 days.

  B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.

  C. Distributions to Shareholders. The Bond Fund, Retirement Income Fund, and Harvest Fund declare dividends from net investment income daily and distribute that income monthly. The Equity Fund declares and distributes net investment income on a quarterly basis. Net realized capital gains will be declared and distributed annually. Distributions are recorded on the ex-dividend date.

  D. Federal Income Tax. It is the policy of each of the Portfolios to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolios will not be subject to Federal income taxes to the extent that they distribute the majority of their taxable income for the fiscal year. The Portfolios also intend to meet the distribution requirements to avoid the payment of an excise tax.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. The reserve against the receivable from the Advisor (See Note 2F) is not currently deductible for federal income tax purposes. Accordingly, this "book/tax" difference is considered a temporary difference and the dividends paid to shareholders during the year ended July 31, 1997 have been classified as dividends in excess of net investment income in the accompanying statements of changes in net assets.

  E. Organization Expenses. Costs incurred in connection with the organization and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Portfolio's commencement of operations. In the event any of the initial shares of any of the Portfolios are redeemed, the appropriate Portfolio should be reimbursed for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at time of redemption.

     Subsequent to July 31, 1997 a portion of the initial shares were redeemed. To date, the redemption has not been reduced by a proportional share of the unamortized organization expenses (See Note 2F).

  F. Net Asset Value Overstatement. On October 10, 1997 the Board of Directors of the Fund elected to establish an allowance against the receivable from the Advisor arising from the Advisor's voluntary commitment to reimburse Fund expenses in excess of 1.95% of average net assets (See Note 3). For financial reporting purposes, a portion of the allowance was established against the receivable from the Advisor at July 31, 1997. The remainder was established in October 1997 and is reflected in the accompanying statements of operations. While the Board in its oversight role determined that an allowance was appropriate in October 1997, it is uncertain whether at some earlier date an allowance should have been established as part of the Fund's daily net asset per share (NAV)

LIFE CYCLE MUTUAL FUNDS/TM/, INC.
Notes to Financial Statements
January 31, 1998
(Unaudited)

calculations. In the event that a regulator or other authority determines that the allowance should have been established at some earlier date, NAVs and shares outstanding could be materially impacted (defined as greater than one penny per share) as of January 31, 1998.

  In addition, throughout the period, and at January 31, 1998, the Fund had recorded as an asset unamortized organization expenses. As discussed previously, in the event of any redemption of the initial shares the Portfolios would be reimbursed for any unamortized organization expenses.

     Subsequent to January 31, 1998 the initial shares of the Fund were redeemed by the Advisor and to date the unamortized organization expenses have not been reimbursed.

     The proceeds from the redemption are currently being held in escrow amounting to $88,518 pending the final determination as to who is entitled to those proceeds in relation to each of the matters discussed above. It is uncertain whether the Fund will ultimately be reimbursed for its unamortized expenses. In the event it is determined that the Fund is not entitled to recovery of its unamortized organization expenses from the redemption proceeds, the assets recorded for unamortized organization expenses would be written off to expense and the net assets of the Fund would be reduced accordingly.

     Subsequent to January 31, 1998, each Portfolio continued to overstate its NAVs as a result of the aforementioned issue. These overstatements likely had a material adverse impact on the net asset value of each Portfolio of the Fund, but the impact has not been quantified.

  G. Determination of Net Asset Value and Calculation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among each Portfolio within the Fund in relation to the net assets of each Portfolio.

  H. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Actual results could differ from these amounts.

     3.  INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER TRANSACTIONS WITH
AFFILIATES.   The Fund has entered into an investment advisory agreement (the
"Investment Advisory Agreement") with Benson White & Company (the "Advisor" or "Benson White"). The Investment Advisory Agreement provides for the Advisor to supervise all aspects of the Fund's operations and provide investment advice and portfolio management services to the Fund.
     Subject to the general supervision of the Fund's Board of Directors, the Advisor makes each Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the portfolio investments. The Advisor is also responsible for the management and implementation of the Life Cycle Program. Pursuant to the terms of the Investment Advisory Agreement, the Advisor is paid a monthly advisory fee equal to 0.75% of each Portfolio's average daily net assets per annum.

For the period ended January 31, 1998, the Advisor earned fees of $36,405, $1,749, $1,536, and $232 for the Equity, Bond, Retirement Income, and Harvest Funds, respectively. For the period ended January 31, 1998, the Advisor voluntarily waived fees of $36,405, $1,749, $1,536, and $232 for the

LIFE CYCLE MUTUAL FUNDS/TM/, INC.
Notes to Financial Statements
January 31, 1998
(Unaudited)

Equity, Bond, Retirement Income, and Harvest Funds, respectively.

The Advisor had voluntarily agreed to cap the expense ratios at 1.95% for each Portfolio. In order to maintain that expense ratio, the Advisor had agreed to reimburse expenses in excess of its advisory fees as follows: Equity Fund - $128,431; Bond Fund - $16,962; Retirement Income Fund - $17,797; Harvest Fund - $9,257.

BISYS Fund Services ("BISYS") is responsible for providing the portfolios with administrative, fund accounting, dividend and capital gains distribution and transfer agency services. BISYS assumed these functions during the year ended July 31, 1997, following the acquisition by the BISYS Group, Inc. of the Mutual Funds Division of Furman Selz, LLC ("Furman Selz"), which organization had previously provided these services to the portfolios.

Pursuant to an administrative services agreement, BISYS receives a fee, payable monthly, equal to 0.20% of the Fund's aggregate average net assets, subject to a minimum of $250,000 per year, plus out of pocket expenses. For the period ended January 31, 1998, BISYS earned, $113,991, $5,475, $4,808 and $726, for services provided to Equity, Bond, Retirement Income, and Harvest Funds, respectively.

The Fund entered into a distribution agreement (the "Distribution Agreement") with Life Cycle Mutual Funds Distributors, Inc., an affiliate of BISYS. Under the Distribution Agreement, Life Cycle Mutual Funds Distributors, Inc., as agent for the Fund, agrees to use its best efforts as sole distributor of the Fund's shares. Under the agreement, the distributor will receive an annual fee of 0.75% of average daily net assets in return for financing certain distribution and shareholder related activities related to the Fund's shares.

     4. SECURITIES TRANSACTIONS. Purchase and Sale Transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the Equity Fund was $1,880,569 and $2,121,035, respectively, for the six months ended January 31, 1998.

LIFE CYCLE MUTUAL FUNDS/TM/, INC.
Notes to Financial Statements
January 31, 1998
(Unaudited)

5. CAPITAL SHARE TRANSACTIONS. The Fund is authorized to issue 20 billion shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios were as follows:


                                       Equity Fund                   Bond Fund
                                       -----------                   ---------

                                 Six Months       Year        Six Months      Year
                                   Ended         Ended          Ended        Ended
                                 January 31,    July 31,      January 31,   July 31,
                                    1998          1997           1998         1997
                                    ----          ----           ----         ----
Beginning balance                674,768        276,239        45,184         22,605
                                 -------        -------        ------         ------

Shares sold                       69,318        477,791         8,201         26,576
Shares issued in
reinvestment of dividends         20,911         17,426           362            780
Shares redeemed                  (41,510)       (96,688)       (4,727)        (4,777)
                                 -------        -------        ------         ------

Net increase in shares            48,719        398,529         3,836         22,579
                                 -------        -------        ------         ------

Ending balance                   723,487        674,768        49,020         45,184
                                 =======        =======        ======         ======

                                Retirement Income Fund            Harvest Fund
                                ----------------------            ------------

                                 Six Months       Year        Six Months      Year
                                   Ended         Ended          Ended        Ended
                                 January 31,    July 31,      January 31,   July 31,
                                    1998          1997           1998         1997
                                    ----          ----           ----         ----
Beginning balance                 40,079         27,883        19,783         92,499
                                  ------         ------       -------       --------

Shares sold                        6,088         19,020        12,732        118,928
Shares issued in
reinvestment of dividends            350            937           156            995
Shares redeemed                   (4,215)        (7,761)      (32,405)      (192,639)
                                  ------         ------       -------       --------

Net increase/(decrease) in
 shares                            2,223         12,196       (19,517)       (72,716)
                                  ------         ------       -------       --------

Ending balance                    42,302         40,079           266         19,783
                                  ======         ======       =======       ========

LIFE CYCLE MUTUAL FUNDS/TM/, INC.
Notes to Financial Statements
January 31, 1998
(Unaudited)

     6. SUBSEQUENT EVENTS. The Fund proposes to liquidate the assets of the Portfolios and dissolve pursuant to the provisions of a Plan of Liquidation and Dissolution (the "Plan") as approved by the Board of Directors on May 29, 1998, when the Board determined that an orderly liquidation of the Portfolios' assets was in the best interests of the Fund and its shareholders. The Plan provides for the complete liquidation of the Portfolios and distribution of their net assets to shareholders. If the Plan is approved by the requisite shareholder vote, the Fund will undertake to liquidate each Portfolio's assets at market prices and on such terms and conditions as the Fund's investment adviser shall determine to be reasonable and in the best interests of the Portfolios and their shareholders. The Fund will bear the costs associated with the proposed liquidation. These financial statements do not include the costs and fees of liquidation and dissolution.

     On May 6, 1998, an additional allowance against the receivable from the Advisor was approved and applied.